Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Other reserves [member]	Cumulative Translation Adjustment [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2024	$ 22,204,510	$ 568,124	$ (308,667)	$ (14,747,521)	$ 7,716,446
Beginning balance, shares at Dec. 31, 2024	19,677,134
IfrsStatementLineItems [Line Items]
Private placement	$ 931,100				931,100
Private placement, shares	1,881,010
Warrant liability	$ (73,490)				(73,490)
Shares issued for services	$ 110,862	(110,862)
Shares issued for services, shares	223,963
Nova shares reissued
Nova shares reissued, shares	4,430,830
Share-based payments		125,827			125,827
Foreign currency translation adjustment			(21,832)		(21,832)
Loss and comprehensive loss for the period				(43,927)	(43,927)
Ending balance, value at Jun. 30, 2025	$ 23,172,982	583,089	(330,499)	(14,791,448)	8,634,124
Ending balance, shares at Jun. 30, 2025	26,212,937
Beginning balance, value at Dec. 31, 2025	$ 25,172,222	812,585	(430,033)	(14,936,470)	10,618,304
Beginning balance, shares at Dec. 31, 2025	31,567,535
IfrsStatementLineItems [Line Items]
Elimination of cumulative translation adjustment (Note 2,3)	$ 1,717,937	(162,228)	430,033	(1,207,052)	778,690
Shares issued for mineral properties	$ 2,310,000				2,310,000
Shares issued for mineral properties, shares	4,242,429
Shares issued for services	$ 27,000				27,000
Shares issued for services, shares	56,768
Transfer of warrant liability to share capital	$ 1,832,191				1,832,191
Share-based payments		222,115			222,115
Loss and comprehensive loss for the period				(4,978,789)	(4,978,789)
Ending balance, value at Jun. 30, 2026	$ 31,059,350	$ 872,472		$ (21,122,311)	$ 10,809,511
Ending balance, shares at Jun. 30, 2026	35,866,732